UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 08/06/2009


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $111,799


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     1628    70035 SH       DEFINED                 65400        0     4635
Amgen Inc                      COM              031162100     3064    57880 SH       DEFINED                 54405        0     3475
Automatic Data Processing Inc  COM              053015103     4447   125490 SH       DEFINED                119850        0     5640
Avery Dennison Corp            COM              053611109     2061    80266 SH       DEFINED                 74841        0     5425
BP P.L.C. Spons ADR            COM              055622104      782    16408 SH       SOLE                    16408        0        0
Bristol-Myers Squibb Co        COM              110122108      362    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105      841    38430 SH       DEFINED                 34885        0     3545
Carnival Corp                  COM              143658300     1990    77224 SH       DEFINED                 73264        0     3960
Chevron Corp New               COM              166764100      771    11641 SH       DEFINED                  9495        0     2146
Citigroup Inc                  COM              172967101       35    11921 SH       SOLE                    11921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     3213    58960 SH       DEFINED                 55979        0     2981
Disney Walt Co.                COM              254687106     2798   119951 SH       DEFINED                114876        0     5075
EMC Corporation                COM              268648102     2383   181883 SH       DEFINED                169798        0    12085
Ecolab Inc                     COM              278865100     2235    57325 SH       DEFINED                 54180        0     3145
Electronic Arts                COM              285512109      954    43900 SH       DEFINED                 40835        0     3065
Exxon Mobil Corp               COM              30231G102     3239    46330 SH       SOLE                    46330        0        0
FPL Group Inc                  COM              302571104      377     6622 SH       SOLE                     6622        0        0
General Electric Co            COM              369604103     2662   227127 SH       DEFINED                226912        0      215
Hewlett-Packard Co             COM              428236103     4380   113325 SH       DEFINED                107110        0     6215
Intl Business Machines         COM              459200101     5812    55661 SH       DEFINED                 53136        0     2525
JPMorgan Chase & Co            COM              46625H100     2482    72755 SH       DEFINED                 69370        0     3385
Jacobs Engineering             COM              469814107     1199    28475 SH       DEFINED                 27105        0     1370
Johnson & Johnson              COM              478160104     4338    76366 SH       DEFINED                 73776        0     2590
McDonalds Corp                 COM              580135101      416     7240 SH       SOLE                     7240        0        0
Medtronic Inc                  COM              585055106     1503    43086 SH       DEFINED                 40811        0     2275
Microsoft Corp                 COM              594918104     5274   221894 SH       DEFINED                211144        0    10750
Motorola Inc                   COM              620076109      234    35323 SH       SOLE                    35323        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      193    52195 SH       DEFINED                 47960        0     4235
Nordstrom Inc                  COM              655664100     2889   145259 SH       DEFINED                139099        0     6160
Omnicom Group                  COM              681919106     4550   144089 SH       DEFINED                137209        0     6880
Pepsico Inc                    COM              713448108     5508   100224 SH       DEFINED                 95989        0     4235
Pfizer Inc                     COM              717081103     1013    67561 SH       DEFINED                 65251        0     2310
Pitney Bowes Inc               COM              724479100      483    22025 SH       SOLE                    22025        0        0
Procter & Gamble Company       COM              742718109     6986   136718 SH       DEFINED                132373        0     4345
Qualcomm Inc.                  COM              747525103      608    13460 SH       SOLE                    13460        0        0
Raytheon Co                    COM              755111507      337     7574 SH       SOLE                     7574        0        0
Sara Lee Corp                  COM              803111103      106    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     5859   108278 SH       DEFINED                103408        0     4870
Stericycle Inc.                COM              858912108     2054    39865 SH       DEFINED                 37845        0     2020
Swift Energy Co                COM              870738101      899    54018 SH       DEFINED                 49593        0     4425
Teva Pharmaceutical Inds ADR   COM              881624209     3633    73627 SH       DEFINED                 69842        0     3785
Texas Instruments Incorporated COM              882508104      341    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2120   108753 SH       DEFINED                103587        0     5166
Wal Mart Stores Inc            COM              931142103     6763   139620 SH       DEFINED                133425        0     6195
Walgreen Co.                   COM              931422109     5055   171952 SH       DEFINED                164337        0     7615
Western Union Corp             COM              959802109     1999   121918 SH       DEFINED                114458        0     7460
Wyeth Corp                     COM              983024100      923    20344 SH       SOLE                    20344        0        0